Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31, 2021	December 31, 2020
Purchased parts and materials	$62,896	$36,066
Work-in-process	3,681	3,203
Finished goods	16,551	12,133
	$83,128	$51,402